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                                                             HARTFORD LIFE



                                                             LINDA M. HERNANDEZ
                                                             Legal Specialist


November 16, 1999


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549
Attention: Filing Room

Re:      Hartford Life Insurance Company
         Separate Account Two -- The Director Immediate Variable Annuity File No. 333-19605

Ladies and Gentlemen:

In accordance with Rule 497(j) under the Securities Act of 1933, this is to certify that the Prospectus Supplement contained in Post-Effective Amendment No. 5 to the Registration Statement for the above referenced Registrant does not differ from that which was filed electronically on November 12, 1999. In reliance upon paragraph (j) of Rule 497, the Prospectus Supplement is not included herewith.

If you have any questions regarding this submission, please contact the undersigned at (860) 843-5228.

Sincerely yours,

/s/ Linda M. Hernandez

Linda M. Hernandez

Enclosure